Segment Information (Tables)	12 Months Ended
Sep. 30, 2017
Segment Information [Abstract]
Net Sales Relating To Segments

Net sales to external customers (in millions)	2017	2016	2015
Hardware & Home Improvement	$1,276.1	$1,241.0	$1,205.5
Global Pet Supplies	793.2	825.7	758.2
Home and Garden	493.3	509.0	474.0
Global Auto Care	446.9	453.7	160.5
Net sales	$3,009.5	$3,029.4	$2,598.2

Segment Profit Relating To Segments

	SBH			SB/RH
Segment Adjusted EBITDA (in millions)	2017	2016	2015	2017	2016	2015
Hardware & Home Improvement	$254.4	$241.6	$225.5	$254.4	$241.6	$225.5
Global Pet Supplies	142.7	140.1	124.5	142.7	140.1	124.5
Home and Garden	133.0	138.3	124.5	133.0	138.3	124.5
Global Auto Care	148.4	153.4	47.3	148.4	153.4	47.3
Total Segment Adjusted EBITDA	678.5	673.4	521.8	678.5	673.4	521.8
Corporate expenses	39.3	32.0	28.2	38.5	31.4	27.6
Depreciation and amortization	131.6	119.7	106.4	131.6	119.7	106.4
Share-based compensation	47.7	57.2	41.0	44.9	52.1	35.2
Acquisition and integration related charges	15.6	34.1	54.2	15.6	34.1	54.2
Restructuring and related charges	60.4	14.0	19.5	60.4	14.0	19.5
Interest expense	160.9	182.0	185.8	161.3	182.0	185.8
Write-off from impairment of intangible assets	16.3	2.7	—	16.3	2.7	—
Inventory acquisition step-up	3.3	—	21.7	3.3	—	21.7
Pet safety recall	35.8	—	—	35.8	—	—
Venezuela devaluation	0.4	—	2.5	0.4	—	2.5
Other	4.9	0.7	6.1	—	0.7	6.1
Income from operations before income taxes	$162.3	$231.0	$56.4	$170.4	$236.7	62.8

Depreciation And Amortization Relating To Segments

Depreciation and amortization (in millions)	2017	2016	2015
Hardware & Home Improvement	$38.3	$35.4	$39.4
Global Pet Supplies	43.1	42.7	39.7
Home and Garden	17.6	15.2	13.3
Global Auto Care	21.1	17.5	6.6
Total segments	120.1	110.8	99.0
Corporate	11.5	8.9	7.4
Total depreciation and amortization	$131.6	$119.7	$106.4

Capital Expenditures Relating To Segments

Capital expenditures (in millions)	2017	2016	2015
Hardware & Home Improvement	$25.4	$22.3	$16.3
Global Pet Supplies	20.2	14.2	10.3
Home and Garden Business	6.5	6.9	12.3
Global Auto Care	13.9	2.0	1.2
Total segment capital expenditures	66.0	45.4	40.1
Corporate	11.8	15.4	15.0
Total capital expenditures	$77.8	$60.8	$55.1

Segment Total Assets Relating To Segments

	SBH		SB/RH
Segment total assets (in millions)	2017	2016	2017	2016
Hardware & Home Improvement	$1,698.2	$1,594.9	$1,698.2	$1,594.9
Global Pet Supplies	1,395.5	1,072.9	1,395.5	1,072.9
Home and Garden	546.0	1,493.8	546.0	1,493.8
Global Auto Care	1,520.3	556.8	1,520.3	556.8
Total segment assets	5,160.0	4,718.4	5,160.0	4,718.4
Corporate	279.8	375.9	264.0	360.3
Total assets	$5,439.8	$5,094.3	$5,424.0	$5,078.7

Net Sales By Geographic Area

Net sales to external parties - Geographic Disclosure (in millions)	2017	2016	2015
United States	$2,417.8	$2,410.2	$2,051.5
Europe/MEA	270.7	300.0	259.6
Latin America	90.3	109.9	93.2
North America - Other	144.7	129.8	95.9
Asia-Pacific	86.0	79.5	98.0
Net sales	$3,009.5	$3,029.4	$2,598.2

Long-Lived Assets By Geographic Area

Long-lived assets - Geographic Disclosure (in millions)	2017	2016
United States	$361.1	$235.5
Europe/MEA	71.8	69.5
Latin America	25.4	18.5
North America - Other	1.9	3.5
Asia-Pacific	42.9	39.1
Total long-lived assets	$503.1	$366.1